DERIVATIVE LIABILITIES (Details Textual) (USD $)	1 Months Ended
	Dec. 31, 2014	Dec. 30, 2014
Warrant [Member]
DERIVATIVE LIABILITY [Line Items]
Stock and Warrants Issued During Period, Value, Preferred Stock and Warrants	375,000
Class of Warrant or Right, Exercise Price of Warrants or Rights	2.00
Warrant Expiration Date	Dec. 31, 2019
Common Stock [Member]
DERIVATIVE LIABILITY [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	375,000
Series A Preferred Stock [Member]
DERIVATIVE LIABILITY [Line Items]
Preferred Stock, Shares Issued		750,000
Preferred Stock, Conversion Basis	The Preferred Stock are convertible, in whole or in part, at a conversion price equal to the lower of (i) $2.00 or (ii) 85% of the average of the five (5) lowest volume weighted average prices of the common stock during the twenty (20) consecutive trading day period ending the trading day immediately preceding the delivery of the applicable conversion notice. The conversion feature was bifurcated from the Preferred Stock as it was not considered to be clearly and closely related to the host agreement and is accounted for as a derivative liability.